Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of financial position relating to leases

	Year Ended
	December 31,	December 31,
In thousands of €	2020	2019
Right-of-use assets
Buildings	€6,313	€5,576
Vehicles	1,233	744
Equipment	215	243
	€7,760	€6,563

Lease liabilities
Current	€2,833	€1,974
Non-current	5,035	4,540
	€7,868	€6,514

Schedule of maturity analysis of the lease liabilities

(in thousands of €)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	€3,043	€4,085	€1,171	€—	€8,299	€7,868

Schedule of total lease liabilities recognized in our statement of financial position

	Year Ended
	December 31,
In thousands of €	2020	2019	2018
Depreciation charges
Buildings	€1,981	€1,315	€—
Vehicles	386	233	—
Equipment	28	28	11
	€2,395	€1,576	€11

Interest expense (included in finance cost)	€176	€105	€—
Expense relating to short-term leases	231	123	—
Expense relating to leases of low-value assets that are not shown above as short-term leases	5	5	—